Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of Disaggregation of Revenue

	Three months ended
	March 31,
	2021	2020
Referral network revenue	$11,024	$9,128
Managed services revenue	4,644	4,135
Software and service subscription revenue	11,074	1,811
Total revenue	$26,742	$15,074

	2020
	(as restated)	2019
Referral network revenue	$53,048	$49,449
Managed services revenue	11,579	21,888
Software subscription revenue	7,672	6,258
Total revenue	$72,299	$77,595

Summary of the activity impacting the contract assets and liabilities

Deferred
Revenue
Balance at December 31, 2020	$5,208
Revenue recognized	(1,769)
Additional amounts deferred	407
Impact of acquisitions	500
Balance at March 31, 2021	$4,346

Contract Assets
Balance at December 31, 2019	$—
Estimated lifetime value of insurance policies sold by carriers	4,313
Cash receipts	(784)
Balance at December 31, 2020	$3,529

Contract
Liabilities
Balance at December 31, 2018	$—
Additions to contract liabilities - prepayment	7,000
Additions to contract liabilities – significant financing component interest	152
Contract liabilities transferred to revenue	(878)
Balance at December 31, 2019	6,274
Additions to contract liabilities	—
Additions to contract liabilities – significant financing component interest	440
Contract liabilities transferred to revenue	(3,521)
Balance at December 31, 2020	$3,193

ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Summary of the activity impacting the contract assets and liabilities

Deferred
Revenue
Balance at December 31, 2018	$4,553
Adoption of ASC 606	(940)
Revenue recognized	(7,490)
Additional amounts deferred	6,686
Impact of acquisitions	670
Impact of divestitures	(146)
Balance at December 31, 2019	3,333
Revenue recognized	(4,923)
Additional amounts deferred (as restated)	6,602
Impact of acquisitions	196
Balance at December 31, 2020 (as restated)	$5,208